UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5615

John Hancock Patriot Premium Dividend Fund I
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                                                          September 30
Date of reporting period:                                                       December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Premium Dividend Fund I

12.31.2005

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock

Patriot Premium Dividend Fund I
Securities owned by the Fund on
December 31, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 34.13%		$72,818,637
(Cost $64,752,173)

Electric Utilities 2.23%		4,764,090

Cinergy Corp.	30,000	1,273,800
Great Plains Energy, Inc.	10,750	300,570
Progress Energy, Inc.	72,500	3,184,200
Progress Energy, Inc., (Contingent Value Obligation)
(B)(I)	69,000	5,520

Gas Utilities 1.99%		4,235,270

Atmos Energy Corp.	12,250	320,460
National Fuel Gas Co.	59,850	1,866,722
Peoples Energy Corp.	58,400	2,048,088

Integrated Telecommunication Services 1.59%		3,393,319

AT&T, Inc.	97,850	2,396,347
Verizon Communications, Inc.	33,100	996,972

Multi-Utilities & Unregulated Power 28.32%		60,425,958

Alliant Energy Corp.	144,380	4,048,415
Ameren Corp.	45,900	2,351,916
CH Energy Group, Inc.	151,050	6,933,195
Consolidated Edison, Inc.	32,000	1,482,560
Dominion Resources, Inc.	64,300	4,963,960
DTE Energy Co.	126,000	5,441,940
Duke Energy Corp.	40,000	1,098,000
Energy East Corp.	257,000	5,859,600
KeySpan Corp.	136,450	4,869,900
NiSource, Inc.	67,600	1,410,136
NSTAR	350,000	10,045,000
Public Service Enterprise Group, Inc.	16,000	1,039,520
Puget Energy, Inc.	53,000	1,082,260
Sierra Pacific Resources (I)	120,050	1,565,452
TECO Energy, Inc.	173,000	2,972,140
WPS Resources Corp.	40,400	2,234,524
Xcel Energy, Inc.	164,000	3,027,440

John Hancock

Patriot Premium Dividend Fund I
Securities owned by the Fund on
December 31, 2005 (unaudited)

		Credit
Issuer, description		rating (A)	Shares	Value
Preferred stocks	62.34%			$133,007,544
(Cost $134,767,004)

Agricultural Products	1.37%			2,926,875

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)		BB+	35,000	2,926,875

Consumer Finance 0.32%				688,480

SLM Corp., 6.97%, Ser A		BBB+	13,000	688,480

Diversified Banks 0.99%				2,121,610

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)		A-	25,000	618,750
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United
Kingdom)		A	65,200	1,502,860

Diversified Financial Services 1.71%				3,657,600

JPMorgan Chase & Co., 6.625%, Depositary Shares, Ser H		A-	72,000	3,657,600

Electric Utilities 23.56%				50,273,802

Alabama Power Co., 5.20%		BBB+	240,000	5,796,000
Boston Edison Co., 4.25%		BBB+	58,152	4,762,649
Boston Edison Co., 4.78%		BBB+	25,558	2,354,531
Duquesne Light Co., 6.50%		BB+	105,900	5,390,310
Entergy Mississippi, Inc., 6.25%		BB+	150,000	3,731,250
FPC Capital I, 7.10%, Ser A		BB+	130,700	3,296,254
Georgia Power Co., 6.00%, Ser R		A	213,800	5,347,138
Great Plains Energy, Inc., 4.50%		BB+	12,510	995,170
Great Plains Energy, Inc., 8.00%, Conv		BBB-	99,900	2,472,525
HECO Capital Trust III, 6.50%		BBB-	70,000	1,792,000
Interstate Power & Light Co., 7.10%, Ser C		BBB-	25,000	673,438
Interstate Power & Light Co., 8.375%, Ser B		BBB-	25,000	825,000
PPL Electric Utilities Corp., 4.60%		BBB	3,917	325,845
Public Service Electric & Gas Co., 4.30%, Ser C		BB+	7,940	619,320
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)		CCC+	210,000	5,302,500
Southern California Edison Co., 6.125%		BBB-	35,000	3,533,908
Virginia Electric & Power Co., $7.05		BBB-	10,200	1,063,032
Xcel Energy, Inc., $4.11, Ser D		BB+	24,921	1,992,932

Gas Utilities 1.56%				3,325,356

Southern Union Co., 7.55%		BB+	127,800	3,325,356

Integrated Oil & Gas 2.52%				5,381,450

Coastal Finance I, 8.375%		CCC	215,000	5,381,450

John Hancock
Patriot Premium Dividend Fund I
Securities owned by the Fund on
December 31, 2005 (unaudited)

Integrated Telecommunication Services 1.16%				2,467,465

Telephone & Data Systems, Inc., 6.625%		A-	101,000	2,462,380
Touch America Holdings, Inc., $6.875 (B)(G)(H)		D	50,850	5,085

Investment Banking & Brokerage 7.31%				15,596,278

Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G		BBB	25,200	1,212,120
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F		BBB	102,460	4,898,613
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D		A-	102,700	4,965,545
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C		A-	90,400	4,520,000

Life & Health Insurance 1.34%				2,851,200

MetLife, Inc., 6.50%, Ser B		BBB	110,000	2,851,200

Multi-Utilities & Unregulated Power 11.27%				24,040,577

Baltimore Gas & Electric Co., 6.99%, Ser 1995		Baa1	34,000	3,526,439
BGE Capital Trust II, 6.20%		BBB-	190,000	4,864,000
Energy East Capital Trust I, 8.25%		BBB-	200,000	5,132,000
PSEG Funding Trust II, 8.75%		BB+	71,400	1,876,392
Public Service Electric & Gas Co., 6.92%		BB+	26,800	2,780,500
South Carolina Electric & Gas Co., 6.52%		Baa1	55,000	5,542,971
TECO Capital Trust I, 8.50%		B	12,501	318,275

Oil & Gas Exploration & Production 8.14%				17,359,151

Anadarko Petroleum Corp., 5.46%, Depositary Shares,
Ser B		BBB-	45,278	4,404,703
Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	25,000	2,539,063
Devon Energy Corp., 6.49%, Ser A		BB+	50,000	5,109,375
Nexen, Inc., 7.35% (Canada)		BB+	205,500	5,306,010

Regional Banks 1.09%				2,317,700

HSBC USA, Inc., $2.8575 (G)		A1	47,300	2,317,700
	Interest		Par value
Issuer, description, maturity date	rate (%)		($000)	Value
Short-term investments 3.53%				$7,519,295
(Cost $7,519,295)

Commercial Paper 3.53%				7,519,295

ChevronTexaco Corp., Due 1-3-06	4.080		7,519	7,519,295

Total investments 100.00%				$213,345,476

John Hancock Patriot Premium Dividend Fund I Footnotes to Schedule of Investments December 31, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,926,875 or 1.37% of the Fund's total investments as of December 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on December 31, 2005, including short-term investments, was $207,038,472. Gross unrealized appreciation and depreciation of investments aggregated $15,910,734 and $9,603,730, respectively, resulting in net unrealized appreciation of $6,307,004.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: PDF

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund I.

P10Q1 12/05
2/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund I

By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer Date: February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2006

By: /s/John G. Vrysen
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: February 27, 2006